Intangible Assets - Schedule of Power Plant Offer for Tender (Details) R$ in Millions	12 Months Ended
Dec. 31, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Offer Tender	R$ 1,323
Sao Simao [Member]
IfrsStatementLineItems [Line Items]
Offer Tender	783
Miranda [Member]
IfrsStatementLineItems [Line Items]
Offer Tender	146
Jaguara [Member]
IfrsStatementLineItems [Line Items]
Offer Tender	237
Volta Grande [Member]
IfrsStatementLineItems [Line Items]
Offer Tender	R$ 157